Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 item	Nov. 30, 2011	Nov. 30, 2010
Provision (benefit) from income taxes
Deferred	$ (2,517)	$ 1,432	$ (16,632)
Total	(398)	3,076	(15,991)
Deferred tax assets:
Timing difference on equity compensation	4,100	5,783
Property, plant and equipment	4,619	5,041
Timing differences on inventory	2,228	3,210
Forward foreign exchange contracts		446
Other deferred tax assets	102	312
Less: valuation allowance	(2,131)	(4,751)
Total deferred tax assets	25,241	23,727
Deferred tax liabilities
Forward foreign exchange contracts	(265)
Intangible assets	(819)	(1,231)
Net deferred tax assets	24,157	22,496
Current	228	9,020
Non-current	23,929	13,476
Additional disclosures
Net deferred tax asset recorded on timing difference related to equity compensation expense	4,100	5,596
Number of operating segments	2
Period over which any benefit from the equity compensation deferred tax asset may be realized	4 years
Charges and benefits to APIC	(146)	178
Tax benefit not recognized in APIC	1,750	1,900
U.K.
Deferred tax assets:
Net operating loss carryforwards	8,929	6,477
Additional disclosures
Loss carryforwards and other timing differences	16,134
U.S.
Provision (benefit) from income taxes
Current	1,941	1,604	569
Deferred tax assets:
Net operating loss carryforwards	5,263	5,668
U.S. | nStor Technologies
Deferred tax assets:
Net operating loss carryforwards	5,263
Other jurisdictions
Provision (benefit) from income taxes
Current	178	40	72
Deferred tax assets:
Net operating loss carryforwards	2,131	1,541
Singapore and Japan
Deferred tax assets:
Net operating loss carryforwards	2,131
Additional disclosures
Number of locations from which future trading profits can be utilized to set off loss carryforwards	2
Malaysia
Deferred tax assets:
Total deferred tax assets	$ 2,209	$ 1,489
Additional disclosures
Percentage of tax expense to be recorded if the incentive is not renewed	25.00%